19. RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
19. RELATED PARTY TRANSACTIONS

On December 31, 2014, the Company and its CEO renewed his employment agreement for a period of two years commencing January 1, 2015. The agreement stated that the CEO was to receive annual compensation of $250,000 plus bonus. In addition, the CEO was entitled to an annual discretionary bonus as determined by the Company’s Board of Directors. The CEO was eligible to participate in all of the Company’s benefit plans offered to its employees. As part of his agreement, he received a $1,000,000 signing bonus in 2012 that is recorded in accrued compensation on the condensed consolidated balance sheets. Any unpaid and accrued compensation due to the CEO under this agreement will accrue interest on the principal amount at a rate of 10% per annum from the date of this agreement until it is paid. The agreement included provisions for disability, termination for cause and without cause by the Company, voluntary termination by executive and a non-compete clause. The Company accrued $2,375,000 and $2,250,000 of compensation as accrued compensation and $849,446 and $735,211 of interest in other current liabilities on its condensed consolidated balance sheets as of June 30, 2017 and December 31, 2016, respectively, in relation to Mr. O’Dowd’s employment. The Company recorded interest expense related to accrued compensation of $58,236 and $114,235, respectively, for the three and six months ended June 30, 2017 and $51,941 and $102,323, respectively, for the three and six months ended June 30, 2016, on the condensed consolidated statements of operations.

On October 14, 2015, the Company and Merger Subsidiary, a wholly owned subsidiary of the Company, entered into a merger agreement with Dolphin Films and DE LLC, both entities owned by a related party. Pursuant to the Merger Agreement, Merger Subsidiary agreed to merge with and into Dolphin Films with Dolphin Films surviving the Merger. As a result, during the six months ended June 30, 2016, the Company acquired Dolphin Films. As consideration for the Merger, the Company issued 2,300,000 shares of Series B Convertible Preferred Stock (“Series B”), par value $0.10 per share, and 50,000 shares of Series C Convertible Preferred Stock, par value $0.001 per share to DE LLC.

On March 30, 2017, in connection with the 42West Acquisition, the Company and Mr. O’Dowd, as personal guarantor, entered into four separate Put Agreements with each of the Sellers of 42West, pursuant to which the Company has granted each of the Sellers the right to cause the Company to purchase up to an aggregate of 1,187,094 of their shares of Common Stock received as Consideration for a purchase price equal to $9.22 per share during certain specified exercise periods up until December 2020. Pursuant to the terms of one such Put Agreement between Mr. Allan Mayer, a member of the board of directors of the Company, and the Company, Mr. Mayer exercised Put Rights and caused the Company to purchase 43,384 shares of Common Stock at a purchase price of $9.22 for an aggregate amount of $200,000, during the six months ended June 30, 2017.

On March 30, 2017, KCF Investments LLC and BBCF 2011 LLC, entities under the common control of Mr. Stephen L Perrone, an affiliate of the Company, exercised Warrants “J” and “K” and were issued an aggregate of 2,340,000 shares of the Company’s Common Stock at an exercise price of $0.015 per share.

On December 31, 2014, the Company and its CEO renewed his employment agreement for a period of two years commencing January 1, 2015. The agreement stated that the CEO was to receive annual compensation of $250,000 plus bonus. In addition, the CEO was entitled to an annual discretionary bonus as determined by the Company’s Board of Directors. The CEO was eligible to participate in all of the Company’s benefit plans offered to its employees. As part of his agreement, he received a $1,000,000 signing bonus in 2012 that is recorded in accrued compensation on the consolidated balance sheets. Any unpaid and accrued compensation due to the CEO under this agreement will accrue interest on the principal amount at a rate of 10% per annum from the date of this agreement until it is paid. The agreement included provisions for disability, termination for cause and without cause by the Company, voluntary termination by executive and a non-compete clause. The Company accrued $2,250,000 and $2,000,000 of compensation as accrued compensation and $735,211 and $523,144 of interest in other current liabilities on its consolidated balance sheets as of December 31, 2016 and 2015, respectively, in relation to this agreement. For the years ended December 31, 2016 and 2015, the Company recorded interest expense of $212,066 and $186,513, respectively, on the consolidated statements of operations.

During the year ended December 31, 2016, the Company issued Warrants G, H and I that entitled T Squared, a related party which would own 9.99%, on the fully diluted basis, of Common Stock to purchase up to 1,250,000 shares of Common Stock.  T Squared already held Warrants E and F that entitles them to purchase up to 350,000 shares of the Company’s common stock.  As a result, T Squared has warrants entitling them to purchase up to an aggregate number of 1,600,000 shares of Common Stock.   Warrants E, F, G, H and I have a maximum exercise provision that prohibit T Squared from exercising warrants that would cause them to exceed 9.99% of the outstanding shares of Common Stock, unless the restriction is waived or amended, which may only be done with the consent of the Company and T Squared.  The TSquared warrants have the following exercise prices and expiration dates (See Note 16 for further discussion):

Warrant	Number of shares	Exercise price	Expiration
Warrant E	175,000	$0.44	December 31, 2018
Warrant F	175,000	$10.00	December 31, 2018
Warrant G	750,000	$10.00	January 31, 2018
Warrant H	250,000	$12.00	January 31, 2019
Warrant I	250,000	$14.00	January 31, 2020

 During 2015, the Company agreed to pay a related party, Dolphin Entertainment $250,000 for a script that it had developed for a web series that the Company produced during the year ended December 31, 2015. As December 31, 2016 and 2015, the Company recorded an accrual of $250,000 in other current liabilities on its consolidated balance sheets.

As discussed in Note 4, on October 14, 2015, the Company and Merger Subsidiary, a wholly owned subsidiary of the Company, entered into a merger agreement with Dolphin Films and Dolphin Entertainment, both entities owned by a related party. Pursuant to the Merger Agreement, Merger Subsidiary agreed to merge with and into Dolphin Films with Dolphin Films surviving the Merger. As a result of the Merger, the Company acquired Dolphin Films. As consideration for the Merger, the Company issued 2,300,000 shares of Series B Convertible Preferred Stock (“Series B”), par value $0.10 per share, and 1,000,000 shares of Series C Convertible Preferred Stock, par value $0.001 per share to Dolphin Entertainment. During the year ended December 31, 2016, the Series B shares were converted into 1,092,500 shares of Common Stock.

In connection with the Merger, on October 16, 2015, the Company and T Squared entered into a Preferred Stock Exchange Agreement pursuant to which the Company agreed to issue 1,000,000 shares of Series B to T Squared in exchange for 1,042,753 shares of Series A Convertible Preferred Stock, previously issued to T Squared. During the year ended December 31, 2016, T Squared converted the Series B into 475,000 shares of Common Stock.

The Company entered into a verbal agreement with Dolphin Entertainment for producer services related to certain of its projects. The agreement was for an annual amount of $500,000. The Company terminated the agreement effective June 30, 2015. The Company recorded $250,000 during the year ended December 31, 2015 in its consolidated statement of operations.

During the year ended December 31, 2016, the Company entered into the following transactions with entities under the control of Justo L Pozo, an affiliate of the Company; (i) Debt exchange agreement with Pozo Opportunity Fund I to exchange debt in the amount of $5,088,692 into 508,869 shares of Common Stock, (ii) Debt Exchange Agreement with Pozo Capital Partners LLP to exchange debt in the amount of $2,423,166 into 242,317 shares of Common Stock, (iii) Debt Exchange Agreement with Pozo Capital Partners LLP to exchange debt in the amount of $636,287 into 63,629 shares of Common Stock, (iv) Subscription Agreement with Pozo Opportunity Fund II, LLC for the purchase of 25,000 shares of Common Stock at a price of $10.00 per share and (v) mandatory issuance of 316,400 shares of Common Stock per the terms of a Convertible Debt Agreement with Pozo Opportunity Fund II, LLC. As a result of the transaction, Justo L Pozo, individually and collectively with the above entities is the owner of approximately 16% of the outstanding shares of Common Stock.